Organization (Tables)	12 Months Ended
Dec. 31, 2017
Organization [Abstract]
Schedule of wholly owned consolidated VIEs and the subsidiaries
Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company Direct	Principal activities

Subsidiaries:
Borqs International	July 27, 2007	Cayman	100%	Holding company
BORQS Hong Kong Limited (“Borqs HK”)	July 19, 2007	Hong Kong	100%	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. (“Borqs Beijing”) (1)	September 4, 2007	PRC	100%	Provision of software and service solutions and hardware products sales
BORQS Software Solutions Private Limited (“Borqs India”)	July 17, 2009	India	100%	Provision of software and service solutions

VIE:

Beijing Big Cloud Century Network Technology Co., Ltd. (“Big Cloud Network”) (1)/(2)	April 18, 2014	PRC	Nil	Holding company

Subsidiaries of the VIE:

Yuantel (Beijing) Investment Management Co., Ltd. (“Yuantel Investment”) (2)/(3)	July 11, 2014	PRC	79%	Holding company
Yuantel (Beijing) Telecommunications Technology Co., Ltd. (“Yuantel Telecom”) (2)/(3)	July 11, 2014	PRC	75.05%	Provision of MVNO and other services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On July 11, 2014, Borqs International through Big Cloud Network acquired controlling interest in Yuantel Investment and its subsidiary.

Schedule of VIE statements

	As of December 31,
	2016	2017
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	414	51
Restricted cash	1,153	3,459
Accounts receivable	129	2,565
Receivable from MVNO franchisees	4,319	3,514
Inventories	67	221
Prepaid expenses and other current assets	926	423

Total current assets	7,008	10,233

Non-current assets:
Property and equipment, net	987	897
Intangible assets, net	8,609	8,393
Goodwill	693	736
Deferred tax assets	1,054	940
Other non-current assets	58	81

Total non-current assets	11,401	11,047

Total assets	18,409	21,280

	As of December 31,
	2016	2017
	US$	US$
Current liabilities:
Accounts payable	4,598	4,143
Accrued expenses and other payables	2,778	4,038
Deferred revenue	9,134	5,904
Short-term bank borrowings	721	-
Intercompany payables	7,923	14,279
Total current liabilities	25,154	28,364

Non-current liabilities
Deferred tax liabilities	1,539	1,500

Total non-current liabilities	1,539	1,500

Total liabilities	26,693	29,864

	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$
Net revenues	19,957	35,138	32,074
Net (loss) income	(5,029)	(3,381)	347

	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$
Net cash provided by (used in) operating activities	2,413	(2,128)	683
Net cash used in investing activities	(1,622)	(634)	(281)
Net cash (used in) provided by financing activities	(770)	721	(765)
Net increase (decrease) in cash and cash equivalents	21	(2,041)	(363)